Convertible Preferred shares and Warrants (Details) - Schedule of composition of Convertible Preferred shares - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Authorized			25,384,176
Issued and outstanding		0	13,739,186
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Authorized	[1]		16,295,256
Issued and outstanding	[1]		7,229,885
Carrying amount (in Dollars)	[1]
Liquidation preference (in Dollars)	[1]
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Authorized	[1]		9,052,920
Issued and outstanding	[1]		6,509,301
Carrying amount (in Dollars)	[1]
Liquidation preference (in Dollars)	[1]

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also Note 10, Shareholders’ Deficiency, for details.